Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1]	Jun. 30, 2024	Jun. 30, 2023	[2]
Profit or loss [abstract]
Revenues	$ 8,061	$ 178		$ 12,589	$ 317
Other income	1,442	1,823		3,412	5,242
Total revenues and other income	9,504	2,001		16,002	5,560
Operating expenses
Research and development expenses	(23,518)	(22,200)		(45,841)	(43,614)
Selling, general and administrative expenses	(3,882)	(3,950)		(8,986)	(8,914)
Other operating income (expenses)	686	528		721	(83)
Total operating expenses	(26,714)	(25,622)		(54,107)	(52,612)
Operating income (loss)	(17,211)	(23,621)		(38,105)	(47,053)
Financial income	8,395	10,440	[3]	29,407	11,215	[4]
Financial expenses	(16,646)	(16,284)	[3]	(11,384)	(21,461)	[4]
Net Financial gain (loss)	(8,251)	(5,844)	[3]	18,023	(10,246)	[4]
Income tax	193	(258)		455	(258)
Income (loss) from continuing operations	(25,270)	(29,724)		(19,627)	(57,557)
Income (loss) from discontinued operations	0	13,083			8,392
Net income (loss)	(25,270)	(16,641)		(19,627)	(49,165)
Attributable to shareholders of Cellectis	(25,270)	(11,707)		$ (19,627)	(41,781)
Attributable to non-controlling interests	$ 0	$ (4,934)			$ (7,384)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	$ (0.28)	$ (0.2)		$ (0.24)	$ (0.78)
Diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(0.28)	(0.2)		(0.24)	(0.78)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0	0.32		0	0.29
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0	$ 0.32		$ 0	$ 0.29
Number of shares used for computing
Basic	89,852,142	55,583,768		80,881,026	53,541,010
Diluted	89,852,142	55,583,768		80,881,026	53,541,010

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[3]	These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)
[4]	These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)